Form N-CSR Cover	6 Months Ended
Feb. 28, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE: The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended February 28, 2025, originally filed with the Securities and Exchange Commission on April 25, 2025 (Accession Number 0001193125-25-096329) (the “Original Filing”). This Amendment is filed solely for the purpose of including the semi-annual Report to Stockholders for PGIM Active Aggregate Bond ETF, which was inadvertently omitted from Item 1 of the Original Filing. Except as set forth above, the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing. The remainder of the Reports to Stockholders within Item 1 and Items 2 through 19 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025